Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hangzhou Simo Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	¥ 5,948	¥ 5,601
Frontage Laboratories (Suzhou) Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	2,157	2,346
Hangzhou Tigermed Consulting Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	1,069	810
Beijing Medical Development (Suzhou) Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	301	186
Shanghai Tigermed Consulting Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	¥ 34	¥ 891